PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.5%
Asset-Backed Securities 3.7%
Cayman Islands 0.8%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549%(c)	02/20/31		250	$ 248,421
SCOF Ltd., Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	07/15/28		250	249,971
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.781(c)	04/15/29		250	247,411
					745,803
Ireland 0.3%
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	250	277,267
Spain 0.7%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	540	597,653
United States 1.9%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	—(p)	10/25/48		2,414	183,003
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		83	84,149
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		175	176,632
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		73	73,612

Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	101,790
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23		100	100,576
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25		100	100,658

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461%(c)	06/25/24	820	$ 817,873
				1,638,293

Total Asset-Backed Securities (cost $3,288,934)				3,259,016
Bank Loans 0.3%
United States
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.395(c)	02/27/23	123	123,318
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	05/23/24	175	174,125

Total Bank Loans (cost $294,755)				297,443
Commercial Mortgage-Backed Securities 2.6%
United States
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	10/15/36	400	401,791
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	4.250(c)	12/15/29	750	753,263

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	05/15/36	250	250,989
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	258,548
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177	11/10/36	650	630,597

Total Commercial Mortgage-Backed Securities (cost $2,254,129)				2,295,188

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 44.8%
Brazil 1.1%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	415	$ 614,241
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	315,999
					930,240
Canada 2.3%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	176,877
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		480	455,972

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125	07/01/22		100	101,311
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250	04/15/27		200	213,558
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/25		250	267,491
MEG Energy Corp.,
Gtd. Notes, 144A	6.375	01/30/23		75	75,881
Gtd. Notes, 144A	7.000	03/31/24		100	100,780
Sr. Unsec’d. Notes, 144A	7.125	02/01/27		95	94,008

NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250	06/01/27		100	101,629
Nutrien Ltd., Sr. Unsec’d. Notes	3.375	03/15/25		150	158,554
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625	9.625	06/01/22		237	238,872
					1,984,933
China 0.7%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	200	228,246
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	200	226,224
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	100	113,999
					568,469

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 1.9%
Altice France SA, Sr. Sec’d. Notes	3.375%	01/15/28	EUR	400	$ 450,365
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	124,502
Credit Agricole SA, Sr. Unsec’d. Notes, 144A	2.375	01/22/25		300	304,736
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	108,964
Sr. Sub. Notes	5.750	07/15/27	EUR	280	320,554

Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		345	367,046
					1,676,167
Germany 0.5%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23		200	203,575
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	112,121
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	115,064
					430,760
Indonesia 1.1%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	500	611,234
Sr. Unsec’d. Notes	5.500	11/22/21		250	264,674
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	111,177
					987,085
Italy 0.5%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	113,830
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	136,868
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	203,775
					454,473

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.2%
Digicel Ltd., Gtd. Notes, 144A	6.750%	03/01/23		200	$ 128,837
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	57,419
Gtd. Notes	3.638	06/20/22	CHF	100	111,684
					169,103
Luxembourg 1.1%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	112,846
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	300	338,537

Intelsat Jackson Holdings SA, Gtd. Notes	5.500	08/01/23		440	359,700
Intelsat Luxembourg SA, Gtd. Notes	8.125	06/01/23		150	60,750
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	113,539
					985,372
Mexico 0.9%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	232,933
Gtd. Notes, EMTN	1.875	04/21/22	EUR	100	113,529
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	238,982
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	239,416
					824,860
Netherlands 2.0%
ING Bank NV, Sub. Notes, 144A	5.800	09/25/23(a)		500	560,714
OCI NV, Sr. Sec’d. Notes	3.125	11/01/24	EUR	350	394,972
United Group BV, Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	440,423

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
Ziggo Bond Co. BV, Sr. Unsec’d. Notes	4.625%	01/15/25	EUR	200	$ 226,246
Ziggo BV, Sr. Sec’d. Notes	4.250	01/15/27	EUR	100	118,668
					1,741,023
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		184	170,909
Russia 0.5%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	120,374
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	143,435
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	100	135,529
					399,338
South Africa 0.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	214,915
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	429,830
					644,745
Spain 0.7%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	300	363,289
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	250	266,172
					629,461
Switzerland 0.6%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282	01/09/28		250	276,948
UBS Group AG, Sr. Unsec’d. Notes, 144A	4.125	09/24/25		250	276,027
					552,975

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	100	$ 121,396
United Kingdom 2.8%
Barclays PLC, Sr. Unsec’d. Notes	4.375	01/12/26		250	276,180
BAT Capital Corp., Gtd. Notes	2.789	09/06/24		200	204,479
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	134,361
eG Global Finance PLC,
First Lien, 144A	4.375	02/07/25	EUR	100	110,081
Sr. Sec’d. Notes	4.375	02/07/25	EUR	450	495,363

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	300	429,582
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		200	220,302
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	114,988
Stonegate Pub Co. Financing PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.048(c)	03/15/22	GBP	100	132,222
Virgin Media Finance PLC, Gtd. Notes, EMTN	4.500	01/15/25	EUR	200	226,919
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.875	01/15/27	GBP	100	136,724
					2,481,201
United States 26.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		75	81,768
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		70	76,556

Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		400	377,670
AECOM, Gtd. Notes	5.125	03/15/27		200	213,695
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30		75	77,062

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24(d)		400	$ 5,311
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	126,178
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.875	11/15/26		225	195,913
Gtd. Notes	6.375	11/15/24	GBP	240	301,237
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		300	306,096
Gtd. Notes	6.500	04/01/27		100	102,279

American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	120,693
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		275	301,222
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		100	66,031
Gtd. Notes	5.125	12/01/22		50	43,117
Gtd. Notes	5.625	06/01/23		175	126,013

Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		40	40,459
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		50	36,075
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		264	258,723

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		325	374,310
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		250	256,969
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	—(rr)		220	220,008
Jr. Sub. Notes, Series X	6.250(ff)	—(rr)		250	277,786
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		170	176,821
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		40	42,605

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		15	16,957
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		50	50,569
Gtd. Notes, 144A	5.250	01/30/30		50	50,896
Gtd. Notes, 144A	6.125	04/15/25		75	77,296
Gtd. Notes, 144A	7.250	05/30/29		30	33,660
Sr. Sec’d. Notes, 144A	5.750	08/15/27		10	10,711

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27		100	$ 103,680
Gtd. Notes	6.750	03/15/25		175	184,021
Gtd. Notes, 144A	7.250	10/15/29		75	82,057
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.400	07/26/29		115	126,261
Sr. Unsec’d. Notes, 144A	3.450	11/15/27		150	163,776

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		65	71,703
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	55,793
Gtd. Notes, 144A	3.125	10/15/22		45	46,181

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		75	76,209
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25		325	333,948
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		200	205,571
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	53,545
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		75	79,038

CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	86,525
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.800	03/01/50		35	37,497
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		125	108,359
Gtd. Notes	6.625	05/15/23		75	73,829
Gtd. Notes	7.000	05/15/25		250	239,105

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	26,851
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		455	495,379
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		82	81,092
Gtd. Notes, 144A	7.250	03/14/27		125	102,007

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	71,582
Coty, Inc.,
Gtd. Notes	4.000	04/15/23	EUR	100	113,361
Gtd. Notes	4.750	04/15/26	EUR	100	116,503

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maty Dauritte	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Crown European Holdings SA, Gtd. Notes, 144A	2.875%	02/01/26	EUR	125	$ 149,033
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		10	11,094
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		100	106,833
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		165	170,564
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	100	110,852
Gtd. Notes	0.450	03/18/28	EUR	100	111,187

Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	200	218,021
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27(a)		510	477,330
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		150	170,335
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		150	157,503
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625	11/01/31	EUR	100	113,944
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		625	694,047
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	347,812
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50		45	46,253
Jr. Sub. Notes, Series G	7.125(ff)	—(rr)		200	203,624

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		78	83,303
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26		106	52,907
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22		25	21,255
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		50	25,056
Sr. Unsec’d. Notes	8.625	06/15/20		150	77,612
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	115,567
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	200	237,107

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Fiserv, Inc., Sr. Unsec’d. Notes	0.375%	07/01/23	EUR	100	$ 112,124
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	137,345
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		275	296,768
Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25		225	236,861
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	5.785(c)	—(rr)		67	67,079
Sub. Notes	4.750	10/12/21	EUR	100	119,493
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		100	115,798
Gtd. Notes	5.875	02/01/29		75	88,526

Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		100	103,616
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	131,617
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		300	290,603
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	300	336,884
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25		150	117,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		80	89,412
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series R	6.000(ff)	—(rr)		250	269,519
Sr. Unsec’d. Notes	2.739(ff)	10/15/30		135	138,778
KB Home,
Gtd. Notes	4.800	11/15/29		175	182,439
Gtd. Notes	6.875	06/15/27		100	117,732
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		150	153,028
Gtd. Notes, 144A	3.750	04/01/30		75	79,363

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		155	166,627
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		15	17,120
Medtronic Global Holdings SCA,
Gtd. Notes	1.125	03/07/27	EUR	100	118,129

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Medtronic Global Holdings SCA, (cont’d.)
Gtd. Notes	1.500%	07/02/39	EUR	100	$116,558

Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27(a)		300	269,151
Morgan Stanley, Jr. Sub. Notes, Series J	5.550(ff)	—(rr)		250	253,413
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325	03/24/25	EUR	100	123,313
Gtd. Notes	3.692	06/05/28	GBP	155	217,888

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	61,582
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		55	55,964
Gtd. Notes, 144A	8.125	07/15/23		300	318,601
Gtd. Notes, 144A	9.125	07/15/26		125	138,922

NRG Energy, Inc., Gtd. Notes, 144A	5.250	06/15/29		50	53,928
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		25	25,254
Sr. Unsec’d. Notes	2.700	08/15/22		35	35,532

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		125	131,471
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		21	21,619
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22		100	93,399
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		125	126,316
Range Resources Corp.,
Gtd. Notes	5.875	07/01/22		38	36,723
Gtd. Notes, 144A	9.250	02/01/26		350	309,259

Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26		200	223,261
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		266	241,936
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	79,817
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		350	362,871
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		100	100,864

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Scientific Games International, Inc., (cont’d.)
Gtd. Notes, 144A	7.000%	05/15/28		45	$ 47,487
Gtd. Notes, 144A	7.250	11/15/29		45	48,321

Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		200	210,633
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25		150	169,905
Gtd. Notes	7.125	03/15/26		200	229,751

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		600	664,484
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		75	76,654
Sr. Unsec’d. Notes	5.875	03/01/27		275	282,805

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		150	149,913
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28		200	218,766
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		125	135,397
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		100	104,616
Sr. Unsec’d. Notes	6.750	06/15/23		100	108,744
Sr. Unsec’d. Notes	7.000	08/01/25		125	129,879
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.125	03/01/25	EUR	100	110,928
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	111,722
Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	118,507

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21		185	191,382
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		50	51,995
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		150	139,666
Gtd. Notes, 144A	8.000	02/01/27		75	69,646

Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		25	24,961
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		50	50,202

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24	275	$ 285,194
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	70	71,761
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	320	333,725
Gtd. Notes	5.250	01/15/30	35	37,623

Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	250	248,434
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	75	77,063
Gtd. Notes, 144A	4.625	12/01/29	50	52,248

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27	255	262,596
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	25	25,738
Gtd. Notes	6.000	09/01/23	25	26,081
Gtd. Notes	7.000	08/15/22	17	17,025
Gtd. Notes, 144A	6.625	07/15/27	420	454,401
				23,502,092

Total Corporate Bonds (cost $38,843,776)				39,383,439
Residential Mortgage-Backed Securities 4.6%
Bermuda 1.7%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.261(c)	07/25/29	450	453,550
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	10/25/29	500	500,307
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661(c)	10/25/29	500	501,523
				1,455,380
United States 2.9%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57	59	59,874

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	3.742%(c)	01/25/40		200	$ 202,258
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49		40	40,935
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		585	588,130
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		390	390,268
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		700	701,644

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210(c)	04/01/24		89	89,278
Mortgage Insurance-Linked Notes, Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.110(c)	02/25/30		500	500,481
					2,572,868

Total Residential Mortgage-Backed Securities (cost $4,012,628)					4,028,248
Sovereign Bonds 31.4%
Argentina 0.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	250	114,467
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	482	282,826
					397,293
Brazil 1.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		302	315,577
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		855	920,983
					1,236,560

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 0.7%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%	03/22/26	EUR	460	$ 606,047
Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	260,072
Sr. Unsec’d. Notes	6.000	01/26/24		300	345,259
					605,331
Cyprus 3.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	650	905,301
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	200	251,296
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	1,350	1,850,989
					3,007,586
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		153	158,741
Egypt 0.2%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577	02/21/23		200	210,117
Greece 6.8%
Hellenic Republic Government Bond,
Bonds	—(p)	10/15/42	EUR	10,000	41,035
Bonds	3.000(cc)	02/24/23	EUR	313	382,721
Bonds	3.000(cc)	02/24/24	EUR	90	113,106
Bonds	3.000(cc)	02/24/25	EUR	547	702,408
Bonds	3.000(cc)	02/24/27	EUR	190	253,039
Bonds	3.000(cc)	02/24/28	EUR	280	377,080
Bonds	3.000(cc)	02/24/29	EUR	392	531,031
Bonds	3.000(cc)	02/24/30	EUR	100	137,404
Bonds	3.000(cc)	02/24/31	EUR	64	87,231
Bonds	3.000(cc)	02/24/32	EUR	418	580,834
Bonds	3.000(cc)	02/24/35	EUR	23	32,401
Bonds	3.000(cc)	02/24/37	EUR	41	58,350
Bonds	3.000(cc)	02/24/38	EUR	38	54,275
Bonds	3.000(cc)	02/24/39	EUR	18	25,858

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.750%	01/30/28	EUR	295	$ 394,767
Bonds	4.000	01/30/37	EUR	300	434,987
Bonds, 144A	1.875	02/04/35	EUR	535	603,571
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	510	646,383
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	186,112
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	301,198
					5,943,791
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	240	266,172
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	400	506,322
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	670,975
					1,443,469
Iraq 0.2%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	201,621
Italy 2.9%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	225	295,074
Unsec’d. Notes, 144A	3.350	03/01/35	EUR	75	105,111
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	182,129
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	500	852,091
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	642	858,785
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		215	261,161
					2,554,351
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	1.500	09/30/34	EUR	100	115,249
Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	215	271,867
					387,116

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 1.3%
Mexico Government International Bond, Sr. Unsec’d. Notes	1.125%	01/17/30	EUR	1,000	$ 1,103,227
Peru 0.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	200	253,338
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	287,523
					540,861
Portugal 3.0%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		200	227,787
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	80	109,554
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	1,265	1,911,554
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	235	402,839
					2,651,734
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	132,217
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	100	133,703
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	345	398,561
					664,481
Russia 0.1%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	100	125,893
Saudi Arabia 0.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	185	216,468
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	205,925
					422,393
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	118,326

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.5%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500%	06/26/29	EUR	400	$ 455,324
Spain 2.2%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	105,593
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	600	736,432
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	405	500,629
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	485	633,400
					1,976,054
Turkey 1.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	608,246
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	124,378
Sr. Unsec’d. Notes	7.000	06/05/20		100	101,417
					834,041
Ukraine 1.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	257,420
Sr. Unsec’d. Notes	7.375	09/25/32		500	553,372
Sr. Unsec’d. Notes	7.750	09/01/20		100	102,515
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	660,473
					1,573,780
United Arab Emirates 0.2%
RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		200	203,971
United Kingdom 0.3%
Transport for London, Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	125	228,120

Total Sovereign Bonds (cost $26,186,388)					27,650,228

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 0.9%
U.S. Treasury Notes (cost $805,124)	1.750%	12/31/24	800	$ 816,250

	Shares
Common Stocks 0.2%
United States
GenOn Energy Holdings, Inc. (Class A Stock)*^	610	126,575
Hexion Holdings Corp. (Class B Stock)*	1,179	15,327

Total Common Stocks (cost $50,087)		141,902

Total Long-Term Investments (cost $75,735,821)		77,871,714

Short-Term Investments 13.4%
Affiliated Mutual Funds 10.2%
PGIM Core Ultra Short Bond Fund(w)	8,061,909	8,061,909
PGIM Institutional Money Market Fund (cost $885,267; includes $884,003 of cash collateral for securities on loan)(b)(w)	885,165	885,342
Total Affiliated Mutual Funds (cost $8,947,176)		8,947,251
Options Purchased*~ 3.2%
(cost $6,385,231)		2,856,474

Total Short-Term Investments (cost $15,332,407)		11,803,725
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9% (cost $91,068,228)		89,675,439
Options Written*~ (2.6)%
(premiums received $5,911,709)		(2,333,315)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $85,156,519)		87,342,124
Other assets in excess of liabilities(z) 0.7%		610,570

Net Assets 100.0%		$ 87,952,694

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $126,575 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $858,230; cash collateral of $884,003 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	03/20/20	$3,350.00	1	—(r)	$790
(cost $3,798)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		184	$ 2,231
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		448	5,104
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		889	10,411
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		900	11,100
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	2,018
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	256
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	3,700	5,582
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	1,500	406
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	1,163
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	840
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	22,634
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	3,000	12,576
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	22,843
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	22,843
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/11/20	6.00	—		2,250	—
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/11/20	6.00	—		2,250	—
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.50	—		3,800	13,796
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		2,000	2,330

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—	3,600	$ 244
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—	1,800	25
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—	3,600	17,597
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—	1,750	165,205
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—	500	47,201
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—	2,250	212,406
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—	4,500	45,186
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—	3,800	25,931
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	1,750	4,297
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	500	1,228
Currency Option USD vs CLP	Call	Bank of America, N.A.	02/13/20	1,000.00	—	2,200	—
Currency Option USD vs ILS	Call	Citibank, N.A.	02/26/20	3.95	—	1,600	4
Currency Option USD vs ILS	Call	Citibank, N.A.	03/04/20	3.80	—	4,600	47
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	4,600	13,620
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	3,200	23,140
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	3,200	6,052
Currency Option USD vs INR	Call	Bank of America, N.A.	03/31/20	88.00	—	3,800	13
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	1,750	864
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	2,250	21,874
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	4,500	12,430
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	1,750	15,538

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	2,750	$ 24,416
Currency Option USD vs JPY	Call	Goldman Sachs International	10/27/23	115.00	—	4,500	39,954
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	02/26/20	1,275.00	—	3,500	639
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	1,250	43,897
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	3,500	53,043
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	3,500	11,033
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/26/20	30.00	—	2,500	—
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	3,000	65
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	877
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	23,555
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	6,730
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	10,795
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	33,705
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/27/20	82.00	—	4,400	7
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	2,000	6
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	4,400	99,148
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	2,250	3,729
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	44,650
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	5,000	26,197
Currency Option USD vs TRY	Call	Citibank, N.A.	03/20/20	6.75	—	1,400	949
Currency Option USD vs TRY	Call	Goldman Sachs International	04/03/20	15.00	—	3,300	6

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Goldman Sachs International	04/09/20	8.50	—		2,500	$ 280
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—		2,000	3,504
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—		1,750	7,527
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—		500	2,150
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—		4,500	5,881
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—		2,500	112,564
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		2,250	16,950
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—		4,500	10,696
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—		4,400	25,275
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/17/20	22.50	—		2,500	1,623
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		1,750	—
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		1,700	33,618
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		200	618
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		3,200	9,883
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	139,828
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	39,951
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		4,500	47,983
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	16.50	—		2,500	207,551
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	04/27/20	58.00	—	AUD	11,900	1,265
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	5,600	16,664
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	32,311

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	3,900	$ 96,860
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	16,000	112,708
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	353,841
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	3,700	12,859
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	1,500	540
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	1,500	58,486
Currency Option GBP vs JPY	Put	Bank of America, N.A.	03/11/20	100.00	—	GBP	2,700	2
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	2,700	6,479
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	3,400	3,706
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	14,786
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	4,550
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		2,000	—
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	176
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		1,800	105
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		1,800	468
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		5,000	19,896
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		5,000	41,204
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		800	1,558
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	101.50	—		7,200	4,283
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	105.50	—		3,600	10,310
Currency Option USD vs JPY	Put	Bank of America, N.A.	04/02/20	95.00	—		4,600	477

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	108.50	—	4,600	$ 136,258
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	3,000	122
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	1,750	4,330
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	2,250	79,778
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	2,000	1
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	1,750	301
Total OTC Traded (cost $6,373,895)							$2,852,642

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$108.25	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	3,015	$ 3,042
(cost $7,538)
Total Options Purchased (cost $6,385,231)								$2,856,474
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	03/20/20	$3,450.00	1	—(r)	$(105)
(premiums received $348)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$ (256)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	3,700	(5,582)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	1,500	$ (406)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	1,500	(1,163)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(840)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	1,500	(22,634)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(12,576)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	3,400	(45,686)
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/27/20	4.50	—		3,800	(13,796)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		2,000	(2,330)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		3,600	(244)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		1,800	(25)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		3,600	(17,597)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		9,000	(174,190)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—		3,500	(35,145)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—		1,000	(10,041)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—		3,800	(25,931)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—		2,250	(5,524)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—		2,200	(28,746)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—		4,600	(13,620)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		3,200	(23,140)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		3,200	(6,052)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—		1,750	(864)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	2,250	$ (21,874)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	4,500	(12,430)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	3,800	(21,532)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	02/26/20	1,275.00	—	3,500	(639)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	3,500	(15,693)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	1,250	(43,897)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	3,500	(53,043)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	3,500	(11,033)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	3,000	(65)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(877)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	3,375	(30,284)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	5,250	(8,396)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	1,500	(2,399)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(8,071)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(8,071)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	2,000	(6)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	8,800	(65,287)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	2,250	(3,729)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	2,500	(44,650)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	5,000	(26,197)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	2,000	(3,504)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Citibank, N.A.	07/28/20	6.75	—		1,400	$ (17,295)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—		2,250	(9,677)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		3,500	(4,574)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—		1,000	(1,307)
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—		5,000	(87,475)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—		2,250	(16,950)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—		4,500	(10,696)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—		4,400	(11,879)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		1,750	(567)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		1,700	(33,618)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		3,400	(10,501)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—		2,250	(179,778)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		3,500	(37,320)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		1,000	(10,663)
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	19.50	—		5,000	(190,263)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	5,600	(16,664)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	2,800	(32,311)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	7,800	(82,454)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	32,000	(225,417)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	8,000	(176,920)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	3,700	(12,859)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	1,500	$ (540)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(58,486)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	2,700	(4,401)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	2,700	(6,479)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(2,834)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	800	(872)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	1,700	(19,336)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	—
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		1,800	(176)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		1,800	(105)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		1,800	(468)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		5,000	(19,896)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		500	(4,120)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		800	(1,558)
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	101.50	—		7,200	(4,283)
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	105.50	—		3,600	(10,310)
Currency Option USD vs JPY	Put	Bank of America, N.A.	10/28/20	98.00	—		8,800	(33,037)
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	102.00	—		9,200	(83,180)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		3,000	(122)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		1,750	(4,330)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—		2,250	(79,778)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	2,000	$ (1)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	1,750	(301)
Total OTC Traded (premiums received $5,903,703)							$(2,331,866)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$109.25	CDX.NA.HY. 33.V1(Q)	5.00%(Q)	3,015	$ (476)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	02/19/20	$100.50	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	3,015	(868)
Total OTC Swaptions (premiums received $7,658)								$ (1,344)
Total Options Written (premiums received $5,911,709)								$(2,333,315)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
261	5 Year U.S. Treasury Notes	Mar. 2020	$ 31,403,601	$ 357,651
10	10 Year Australian Treasury Bonds	Mar. 2020	989,955	17,438
58	10 Year U.S. Treasury Notes	Mar. 2020	7,636,062	86,631
78	10 Year U.S. Ultra Treasury Notes	Mar. 2020	11,361,187	296,909
52	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	10,071,750	408,923
11	NASDAQ 100 E-Mini Index	Mar. 2020	1,979,505	(28,419)
3	S&P 500 E-Mini Index	Mar. 2020	483,600	(8,243)
				1,130,890
Short Positions:
475	2 Year U.S. Treasury Notes	Mar. 2020	102,770,704	(360,113)
126	5 Year Euro-Bobl	Mar. 2020	18,859,351	(83,695)
2	10 Year U.K. Gilt	Mar. 2020	356,377	(6,116)
29	10 Year Euro-Bund	Mar. 2020	5,629,715	(78,767)
23	20 Year U.S. Treasury Bonds	Mar. 2020	3,761,219	(126,391)
1	DJIA Mini e-CBOT	Mar. 2020	140,980	1,718

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
170	Euro Schatz Index	Mar. 2020	$ 21,132,338	$ (24,421)
21	Euro STOXX 50 Index	Mar. 2020	847,525	9,243
				(668,542)
				$ 462,348
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Bank of America, N.A.	AUD	571	$ 409,735	$ 382,193	$ —	$ (27,542)
Expiring 02/28/20	Bank of America, N.A.	AUD	92	62,000	61,901	—	(99)
Expiring 02/28/20	Bank of America, N.A.	AUD	85	59,000	56,734	—	(2,266)
Expiring 02/28/20	Bank of America, N.A.	AUD	28	19,136	18,980	—	(156)
Expiring 02/28/20	Citibank, N.A.	AUD	115	79,000	76,942	—	(2,058)
Expiring 02/28/20	Citibank, N.A.	AUD	101	69,000	67,451	—	(1,549)
Expiring 02/28/20	Citibank, N.A.	AUD	80	55,000	53,500	—	(1,500)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	137	93,534	91,850	—	(1,684)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	130	88,000	87,167	—	(833)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	67	45,568	44,783	—	(785)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	444	311,215	297,590	—	(13,625)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	89	61,000	59,492	—	(1,508)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	71	48,000	47,295	—	(705)
Expiring 04/17/20	Barclays Bank PLC	AUD	205	141,598	137,205	—	(4,393)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	323	226,784	217,143	—	(9,641)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	195,546	—	(13,007)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	166	114,004	111,812	—	(2,192)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	464	326,340	312,535	—	(13,805)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	328,406	—	(6,384)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	133,967	—	(2,824)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/04/20	Citibank, N.A.	BRL	594	$ 142,814	$ 138,550	$ —	$ (4,264)
Expiring 02/04/20	Citibank, N.A.	BRL	328	78,900	76,610	—	(2,290)
Expiring 02/04/20	Goldman Sachs International	BRL	504	120,400	117,660	—	(2,740)
Expiring 02/04/20	Goldman Sachs International	BRL	316	75,400	73,698	—	(1,702)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	570	137,604	133,104	—	(4,500)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	610	145,973	142,355	—	(3,618)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	534	132,000	124,691	—	(7,309)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	405	97,000	94,596	—	(2,404)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	3,248	776,555	758,121	—	(18,434)
Expiring 03/31/20	Bank of America, N.A.	BRL	1,082	265,000	251,924	—	(13,076)
Expiring 03/31/20	Bank of America, N.A.	BRL	631	152,000	146,853	—	(5,147)
Expiring 03/31/20	Bank of America, N.A.	BRL	605	143,000	140,928	—	(2,072)
Expiring 03/31/20	Bank of America, N.A.	BRL	536	131,000	124,826	—	(6,174)
Expiring 03/31/20	Bank of America, N.A.	BRL	450	108,000	104,707	—	(3,293)
Expiring 03/31/20	Bank of America, N.A.	BRL	373	91,000	86,849	—	(4,151)
Expiring 03/31/20	Bank of America, N.A.	BRL	334	79,000	77,722	—	(1,278)
Expiring 03/31/20	Bank of America, N.A.	BRL	327	78,000	76,185	—	(1,815)
Expiring 03/31/20	Barclays Bank PLC	BRL	487	116,000	113,435	—	(2,565)
Expiring 03/31/20	Barclays Bank PLC	BRL	126	32,491	29,387	—	(3,104)
Expiring 03/31/20	Citibank, N.A.	BRL	739	184,991	171,923	—	(13,068)
Expiring 03/31/20	Citibank, N.A.	BRL	544	131,000	126,670	—	(4,330)
Expiring 03/31/20	Citibank, N.A.	BRL	471	115,000	109,660	—	(5,340)
Expiring 03/31/20	Citibank, N.A.	BRL	325	80,000	75,736	—	(4,264)
Expiring 03/31/20	Citibank, N.A.	BRL	287	68,000	66,710	—	(1,290)
Expiring 03/31/20	Deutsche Bank AG	BRL	4,430	1,031,000	1,031,120	120	—
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	665,134	—	(34,866)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	358	85,000	83,309	—	(1,691)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	322	75,000	74,885	—	(115)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	259	61,000	60,189	—	(811)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	252	60,000	58,659	—	(1,341)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	354	86,000	82,507	—	(3,493)
Expiring 06/30/20	Citibank, N.A.	BRL	1,416	355,000	328,139	—	(26,861)
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	558,740	11,740	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	40,000	37,795	—	(2,205)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	15	$ 3,674	$ 3,424	$ —	$ (250)
Expiring 07/29/20	Citibank, N.A.	BRL	121	30,123	28,108	—	(2,015)
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	178,427	—	(15,213)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	98,356	—	(10,644)
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	159,552	—	(12,448)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	168,357	—	(10,643)
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	645,478	—	(41,522)
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,000	285,888	—	(11,112)
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,474	196,292	—	(9,182)
Expiring 01/29/21	Citibank, N.A.	BRL	516	124,000	118,056	—	(5,944)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	109,021	—	(9,979)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	81	19,556	18,625	—	(931)
Expiring 03/31/21	Citibank, N.A.	BRL	1,412	341,831	321,217	—	(20,614)
Expiring 03/31/21	Deutsche Bank AG	BRL	2,565	582,000	583,618	1,618	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	2,209	528,021	502,582	—	(25,439)
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,585,320	—	(19,680)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	110,615	—	(5,385)
British Pound,
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	292	378,992	385,467	6,475	—
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	20	26,486	26,545	59	—
Expiring 04/15/20	Bank of America, N.A.	GBP	147	193,706	194,880	1,174	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	185	241,272	245,460	4,188	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	1,040	1,319,011	1,379,882	60,871	—
Expiring 11/27/20	Bank of America, N.A.	GBP	950	1,259,225	1,263,858	4,633	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	527	404,163	398,210	—	(5,953)
Expiring 04/17/20	BNP Paribas S.A.	CAD	157	120,000	118,941	—	(1,059)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	129	97,300	97,293	—	(7)
Chilean Peso,
Expiring 02/28/20	Bank of America, N.A.	CLP	50,695	66,000	63,318	—	(2,682)
Expiring 02/28/20	Bank of America, N.A.	CLP	45,683	61,000	57,059	—	(3,941)
Expiring 03/18/20	Bank of America, N.A.	CLP	94,956	123,000	118,576	—	(4,424)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	BNP Paribas S.A.	CLP	66,770	$ 86,000	$ 83,379	$ —	$ (2,621)
Expiring 03/18/20	BNP Paribas S.A.	CLP	47,575	61,677	59,410	—	(2,267)
Expiring 03/18/20	Citibank, N.A.	CLP	181,211	226,000	226,287	287	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	138,815	175,000	173,345	—	(1,655)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	69,689	88,000	87,024	—	(976)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	3,773	531,783	538,713	6,930	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	361	52,393	51,543	—	(850)
Expiring 02/14/20	Citibank, N.A.	CNH	1,457	207,600	208,010	410	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,111	160,000	158,617	—	(1,383)
Expiring 02/14/20	Citibank, N.A.	CNH	315	44,455	45,014	559	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	3,967	565,450	566,473	1,023	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	894	127,458	127,626	168	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	1,137	162,000	162,295	295	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	881	125,273	125,828	555	—
Expiring 02/14/20	UBS AG	CNH	1,774	253,444	253,374	—	(70)
Expiring 02/14/20	UBS AG	CNH	1,406	200,150	200,765	615	—
Expiring 02/14/20	UBS AG	CNH	1,168	165,000	166,736	1,736	—
Expiring 02/28/20	Citibank, N.A.	CNH	671	95,342	95,822	480	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	500	73,805	71,341	—	(2,464)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	3,182	490,000	454,119	—	(35,881)
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,019	294,215	—	(4,804)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	271,798	83,000	79,242	—	(3,758)
Expiring 03/18/20	BNP Paribas S.A.	COP	271,756	77,000	79,230	2,230	—
Expiring 03/18/20	BNP Paribas S.A.	COP	221,502	67,000	64,579	—	(2,421)
Expiring 03/18/20	BNP Paribas S.A.	COP	88,369	27,082	25,764	—	(1,318)
Expiring 03/18/20	Citibank, N.A.	COP	254,373	77,000	74,162	—	(2,838)
Expiring 03/18/20	Goldman Sachs International	COP	525,699	156,300	153,267	—	(3,033)
Expiring 03/18/20	Goldman Sachs International	COP	286,807	83,000	83,618	618	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	114,264	34,918	33,313	—	(1,605)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	235,610	68,000	68,692	692	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	204,150	60,000	59,520	—	(480)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/18/20	UBS AG	COP	471,654	$ 140,720	$ 137,510	$ —	$ (3,210)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	11,858	522,174	521,443	—	(731)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	4,514	199,000	198,515	—	(485)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	1,360	59,762	59,795	33	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,886	127,000	126,919	—	(81)
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	1,321	79,689	82,360	2,671	—
Expiring 03/18/20	Citibank, N.A.	EGP	806	50,286	50,230	—	(56)
Expiring 04/16/20	Citibank, N.A.	EGP	1,900	118,000	117,476	—	(524)
Expiring 04/16/20	Citibank, N.A.	EGP	833	51,657	51,498	—	(159)
Expiring 06/17/20	Citibank, N.A.	EGP	1,198	73,276	72,924	—	(352)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	327	427,814	363,281	—	(64,533)
Expiring 02/28/20	BNP Paribas S.A.	EUR	794	898,610	882,096	—	(16,514)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	653	756,762	725,452	—	(31,310)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	325	395,423	361,115	—	(34,308)
Expiring 04/15/20	BNP Paribas S.A.	EUR	167	187,000	185,809	—	(1,191)
Expiring 04/15/20	BNP Paribas S.A.	EUR	101	113,000	112,406	—	(594)
Expiring 04/15/20	BNP Paribas S.A.	EUR	86	96,569	96,204	—	(365)
Expiring 04/15/20	Citibank, N.A.	EUR	128	143,568	142,611	—	(957)
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	68	75,004	75,292	288	—
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	37,939	124,000	125,087	1,087	—
Indian Rupee,
Expiring 02/28/20	Bank of America, N.A.	INR	4,855	67,000	67,600	600	—
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	11,538	158,378	160,658	2,280	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	6,266	88,000	87,245	—	(755)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	4,882	68,000	67,975	—	(25)
Expiring 03/18/20	Barclays Bank PLC	INR	18,662	261,000	259,131	—	(1,869)
Expiring 03/18/20	Barclays Bank PLC	INR	9,075	126,722	126,012	—	(710)
Expiring 03/18/20	Barclays Bank PLC	INR	2,913	40,877	40,455	—	(422)
Expiring 03/18/20	Citibank, N.A.	INR	5,033	70,000	69,883	—	(117)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	6,141	85,637	85,272	—	(365)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	18,880	259,372	262,168	2,796	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	9,421	$ 130,967	$ 130,819	$ —	$ (148)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	15,882	223,000	220,526	—	(2,474)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	15,296	214,000	212,391	—	(1,609)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	14,841	207,864	206,079	—	(1,785)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	9,675	134,226	134,337	111	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	3,205	44,889	44,504	—	(385)
Expiring 10/30/20	Goldman Sachs International	INR	14,913	197,000	201,944	4,944	—
Expiring 12/23/20	Goldman Sachs International	INR	8,628	113,000	116,120	3,120	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	200,996	—	(1,820)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	3,056,720	217,400	220,247	2,847	—
Expiring 03/18/20	Barclays Bank PLC	IDR	1,991,086	145,127	143,464	—	(1,663)
Expiring 03/18/20	Citibank, N.A.	IDR	2,300,088	168,000	165,729	—	(2,271)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,719,125	125,000	123,869	—	(1,131)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	2,746,000	200,000	197,859	—	(2,141)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,828,218	133,000	131,729	—	(1,271)
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	350	101,000	101,627	627	—
Expiring 02/28/20	Bank of America, N.A.	ILS	315	91,000	91,434	434	—
Expiring 02/28/20	Bank of America, N.A.	ILS	296	86,000	85,854	—	(146)
Expiring 02/28/20	Bank of America, N.A.	ILS	290	84,000	84,010	10	—
Expiring 02/28/20	Bank of America, N.A.	ILS	176	51,000	50,939	—	(61)
Expiring 02/28/20	Citibank, N.A.	ILS	477	138,000	138,276	276	—
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	266	77,000	77,057	57	—
Expiring 03/18/20	BNP Paribas S.A.	ILS	1,053	305,562	305,744	182	—
Expiring 06/30/20	Deutsche Bank AG	ILS	2,742	796,000	800,284	4,284	—
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	680,645	16,645	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	12,845	119,000	118,721	—	(279)
Expiring 02/28/20	Bank of America, N.A.	JPY	11,835	109,000	109,384	384	—
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	15,005	138,000	138,681	681	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 03/31/20	Bank of America, N.A.	JPY	36,930	$ 341,000	$ 341,971	$ 971	$ —
Expiring 04/15/20	Barclays Bank PLC	JPY	15,609	142,814	144,656	1,842	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	90,415	827,127	837,936	10,809	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	12,688	117,000	117,589	589	—
Expiring 07/29/20	Deutsche Bank AG	JPY	20,380	194,000	189,881	—	(4,119)
Expiring 10/30/20	Bank of America, N.A.	JPY	151,845	1,426,000	1,421,040	—	(4,960)
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	136,925	—	(1,075)
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	83,098	—	(1,902)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	703,611	—	(42,389)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	603,123	—	(20,877)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	1,042,249	—	(15,751)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	216,357	—	(13,643)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	133,764	—	(6,236)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	220,425	—	(13,575)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	498,070	—	(19,930)
Mexican Peso,
Expiring 02/28/20	Citibank, N.A.	MXN	2,291	117,464	120,720	3,256	—
Expiring 02/28/20	HSBC Bank USA, N.A.	MXN	1,199	63,000	63,197	197	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	2,299	118,000	121,147	3,147	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	947	48,000	49,936	1,936	—
Expiring 03/18/20	Barclays Bank PLC	MXN	2,496	128,079	131,158	3,079	—
Expiring 03/18/20	BNP Paribas S.A.	MXN	1,278	67,286	67,162	—	(124)
Expiring 03/18/20	Deutsche Bank AG	MXN	2,278	120,000	119,725	—	(275)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	6,454	338,449	339,163	714	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	3,956	208,000	207,880	—	(120)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	16,515	833,145	867,903	34,758	—
Expiring 04/30/20	Citibank, N.A.	MXN	1,889	91,545	98,685	7,140	—
Expiring 04/30/20	Deutsche Bank AG	MXN	14,838	669,000	774,968	105,968	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	795	39,000	41,512	2,512	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	4,355	211,000	227,440	16,440	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	11,615	580,000	604,127	24,127	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	$ 180,910	$ 198,058	$ 17,148	$ —
Expiring 10/30/20	Citibank, N.A.	MXN	2,461	121,889	125,259	3,370	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	699,423	51,423	—
Expiring 01/29/21	Citibank, N.A.	MXN	1,730	84,676	86,933	2,257	—
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	145,939	9,974	—
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	41,894	2,894	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	73,000	79,109	6,109	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	4,243	193,360	210,599	17,239	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	1,006,572	51,572	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	209,620	17,291	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	667,509	43,509	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	12,925	427,000	426,489	—	(511)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	10,836	358,000	357,536	—	(464)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	7,054	233,000	232,760	—	(240)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	7,138	236,000	235,527	—	(473)
Expiring 03/18/20	UBS AG	TWD	1,318	43,563	43,504	—	(59)
New Zealand Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	146	95,000	94,173	—	(827)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	5,928	666,692	644,639	—	(22,053)
Peruvian Nuevo Sol,
Expiring 03/18/20	Barclays Bank PLC	PEN	180	53,132	53,077	—	(55)
Expiring 03/18/20	BNP Paribas S.A.	PEN	505	151,000	149,013	—	(1,987)
Expiring 03/18/20	Citibank, N.A.	PEN	596	178,000	175,711	—	(2,289)
Expiring 03/18/20	Goldman Sachs International	PEN	596	175,000	175,587	587	—
Expiring 03/18/20	Goldman Sachs International	PEN	485	144,000	142,908	—	(1,092)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	13,763	$ 270,000	$ 269,144	$ —	$ (856)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	13,618	266,000	266,318	318	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	14,549	287,000	284,518	—	(2,482)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	1,219	319,692	314,708	—	(4,984)
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	194	50,568	50,169	—	(399)
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	4,907	79,276	76,365	—	(2,911)
Expiring 03/18/20	Citibank, N.A.	RUB	11,112	180,000	172,921	—	(7,079)
Expiring 03/18/20	Goldman Sachs International	RUB	31,035	478,131	482,944	4,813	—
Expiring 03/18/20	Goldman Sachs International	RUB	28,648	441,413	445,794	4,381	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	5,684	88,400	88,449	49	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	8,904	137,000	138,552	1,552	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	8,041	127,458	125,123	—	(2,335)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	31,855	491,668	495,707	4,039	—
Expiring 03/31/20	Barclays Bank PLC	RUB	18,482	265,702	287,167	21,465	—
Expiring 03/31/20	Barclays Bank PLC	RUB	6,536	103,000	101,549	—	(1,451)
Expiring 03/31/20	BNP Paribas S.A.	RUB	15,915	224,000	247,284	23,284	—
Expiring 03/31/20	Citibank, N.A.	RUB	16,657	256,765	258,804	2,039	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	4,760	73,000	73,958	958	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	4,725	73,000	73,422	422	—
Expiring 10/30/20	Deutsche Bank AG	RUB	6,052	91,000	91,736	736	—
Expiring 12/23/20	Goldman Sachs International	RUB	69,304	993,000	1,044,149	51,149	—
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	80,000	84,339	4,339	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	565	419,763	414,147	—	(5,616)
Expiring 03/18/20	Bank of America, N.A.	SGD	256	190,000	187,939	—	(2,061)
Expiring 03/18/20	Barclays Bank PLC	SGD	345	254,916	252,907	—	(2,009)
Expiring 03/18/20	Barclays Bank PLC	SGD	190	140,789	139,079	—	(1,710)
Expiring 03/18/20	BNP Paribas S.A.	SGD	336	248,000	246,185	—	(1,815)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	2,289	1,679,430	1,677,548	—	(1,882)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	258	190,421	189,096	—	(1,325)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	95	70,073	69,585	—	(488)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	78	57,448	56,893	—	(555)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	469	$ 348,000	$ 343,964	$ —	$ (4,036)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	2,133	146,255	141,222	—	(5,033)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	4,145	285,559	273,918	—	(11,641)
Expiring 03/31/20	UBS AG	ZAR	2,344	164,347	154,937	—	(9,410)
Expiring 03/31/20	UBS AG	ZAR	1,373	89,000	90,715	1,715	—
Expiring 07/29/20	Barclays Bank PLC	ZAR	2,695	175,392	175,331	—	(61)
Expiring 07/29/20	Goldman Sachs International	ZAR	3,670	247,000	238,753	—	(8,247)
Expiring 08/31/20	Barclays Bank PLC	ZAR	594	38,509	38,515	6	—
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	105,988	—	(3,733)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,574	168,471	—	(5,103)
Expiring 09/30/20	Citibank, N.A.	ZAR	6,835	421,000	441,136	20,136	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	25,621	—	(379)
Expiring 12/23/20	Barclays Bank PLC	ZAR	1,690	107,855	107,918	63	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	3,332	205,374	211,744	6,370	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	2,102	133,426	133,543	117	—
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	154,000	148,962	—	(5,038)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	4,849	325,000	308,120	—	(16,880)
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	96,526	82,000	80,720	—	(1,280)
Expiring 02/28/20	Bank of America, N.A.	KRW	95,907	83,000	80,202	—	(2,798)
Expiring 02/28/20	Bank of America, N.A.	KRW	92,770	79,000	77,579	—	(1,421)
Expiring 02/28/20	Citibank, N.A.	KRW	466,311	401,204	389,953	—	(11,251)
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	100,964	87,000	84,431	—	(2,569)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	KRW	225,231	193,000	188,349	—	(4,651)
Expiring 03/18/20	Bank of America, N.A.	KRW	147,832	127,377	123,679	—	(3,698)
Expiring 03/18/20	Barclays Bank PLC	KRW	295,262	253,444	247,023	—	(6,421)
Expiring 03/18/20	Citibank, N.A.	KRW	81,169	70,000	67,907	—	(2,093)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	470,001	400,307	393,213	—	(7,094)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	295,873	251,721	247,534	—	(4,187)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	156,076	133,925	130,577	—	(3,348)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	225,680	194,000	188,809	—	(5,191)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	155,769	$ 134,226	$ 130,320	$ —	$ (3,906)
Expiring 10/30/20	BNP Paribas S.A.	KRW	425,612	374,000	357,952	—	(16,048)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	130,905	109,857	110,095	238	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	763,668	648,000	645,762	—	(2,238)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	1,647	174,631	171,652	—	(2,979)
Expiring 04/15/20	Citibank, N.A.	SEK	526	55,289	54,821	—	(468)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	106	111,000	111,024	24	—
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	106	110,000	110,168	168	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	197	205,079	205,329	250	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	382,135	—	(8,865)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	127,000	126,591	—	(409)
Expiring 10/30/20	UBS AG	CHF	162	167,121	171,599	4,478	—
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	13,668	448,000	438,945	—	(9,055)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	11,228	371,975	360,586	—	(11,389)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	9,057	296,119	290,874	—	(5,245)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	6,920	225,000	222,237	—	(2,763)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	3,478	112,650	111,679	—	(971)
Turkish Lira,
Expiring 02/28/20	HSBC Bank USA, N.A.	TRY	520	87,000	86,386	—	(614)
Expiring 03/18/20	Barclays Bank PLC	TRY	768	127,100	126,990	—	(110)
Expiring 03/18/20	Barclays Bank PLC	TRY	515	85,591	85,214	—	(377)
Expiring 03/18/20	Barclays Bank PLC	TRY	291	48,334	48,076	—	(258)
Expiring 04/30/20	Barclays Bank PLC	TRY	424	61,689	69,379	7,690	—
Expiring 04/30/20	Citibank, N.A.	TRY	217	37,000	35,620	—	(1,380)
Expiring 04/30/20	Deutsche Bank AG	TRY	180	18,000	29,526	11,526	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	4,431	691,000	725,815	34,815	—
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	53,855	3,855	—
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,273,348	512,348	—
Expiring 07/29/20	Barclays Bank PLC	TRY	1,564	217,894	251,235	33,341	—
Expiring 10/30/20	Barclays Bank PLC	TRY	343	49,342	54,089	4,747	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Barclays Bank PLC	TRY	70	$ 11,208	$ 11,060	$ —	$ (148)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	23,960	1,960	—
Expiring 12/23/20	Goldman Sachs International	TRY	288	45,000	44,780	—	(220)
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	168,219	29,232	—
Expiring 02/26/21	Barclays Bank PLC	TRY	564	77,317	86,430	9,113	—
Expiring 02/26/21	Barclays Bank PLC	TRY	419	64,966	64,254	—	(712)
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	63,209	6,209	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	952,817	204,817	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	63,010	9,010	—
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	21,979	798	—
				$73,144,834	$73,590,918	1,615,261	(1,169,177)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Barclays Bank PLC	AUD	89	$ 62,000	$ 59,385	$ 2,615	$ —
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	111	77,000	74,609	2,391	—
Expiring 02/28/20	The Toronto-Dominion Bank	AUD	88	61,000	59,103	1,897	—
Expiring 04/17/20	Barclays Bank PLC	AUD	356	244,595	238,368	6,227	—
Expiring 04/17/20	Barclays Bank PLC	AUD	250	171,502	167,548	3,954	—
Expiring 04/17/20	Barclays Bank PLC	AUD	195	134,641	130,762	3,879	—
Expiring 04/17/20	Citibank, N.A.	AUD	231	159,512	154,540	4,972	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	322	220,928	216,769	4,159	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	536	125,473	125,233	240	—
Expiring 02/04/20	Citibank, N.A.	BRL	884	217,101	206,474	10,627	—
Expiring 02/04/20	Goldman Sachs International	BRL	284	70,000	66,296	3,704	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	5,403	1,281,482	1,261,383	20,099	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	3,248	775,665	757,006	18,659	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	Bank of America, N.A.	BRL	4,033	$ 959,000	$ 938,621	$ 20,379	$ —
Expiring 03/31/20	Bank of America, N.A.	BRL	305	74,000	70,934	3,066	—
Expiring 03/31/20	Bank of America, N.A.	BRL	296	71,000	68,893	2,107	—
Expiring 03/31/20	BNP Paribas S.A.	BRL	274	67,000	63,678	3,322	—
Expiring 03/31/20	Citibank, N.A.	BRL	665	163,000	154,711	8,289	—
Expiring 03/31/20	Citibank, N.A.	BRL	468	116,000	108,967	7,033	—
Expiring 03/31/20	Citibank, N.A.	BRL	468	109,000	108,822	178	—
Expiring 03/31/20	Citibank, N.A.	BRL	242	58,000	56,414	1,586	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	1,042	245,000	242,462	2,538	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	500	119,000	116,297	2,703	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,555	714,000	594,598	119,402	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	1,168	281,071	271,847	9,224	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	240	57,000	55,965	1,035	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	562	138,000	130,918	7,082	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	318	77,974	74,063	3,911	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	310	75,000	72,240	2,760	—
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	928,098	43,902	—
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	304,891	—	(6,891)
Expiring 08/31/20	Citibank, N.A.	BRL	123	30,319	28,331	1,988	—
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	299,579	—	(16,579)
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	127,091	8,909	—
Expiring 12/23/20	Citibank, N.A.	BRL	186	45,518	42,700	2,818	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	521,000	475,687	45,313	—
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	408,356	27,644	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	1,174,148	42,852	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,025	252,935	233,269	19,666	—
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	1,180,000	1,142,776	37,224	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	1,139,325	—	(5,325)
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	142	185,664	188,330	—	(2,666)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	1,819	2,369,899	2,406,722	—	(36,823)
Expiring 04/15/20	UBS AG	GBP	118	153,981	155,499	—	(1,518)
Expiring 07/29/20	Bank of America, N.A.	GBP	1,225	1,527,905	1,625,342	—	(97,437)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	$ 582,632	$ 593,348	$ —	$ (10,716)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	582,632	593,348	—	(10,716)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	262	199,000	198,209	791	—
Chilean Peso,
Expiring 02/28/20	Citibank, N.A.	CLP	59,274	74,000	74,034	—	(34)
Expiring 03/18/20	Barclays Bank PLC	CLP	132,039	166,296	164,883	1,413	—
Expiring 03/18/20	Barclays Bank PLC	CLP	42,246	55,000	52,755	2,245	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	97,341	130,967	121,554	9,413	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	57,982	75,175	72,405	2,770	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	46,032	59,224	57,482	1,742	—
Expiring 03/18/20	Citibank, N.A.	CLP	84,583	109,716	105,623	4,093	—
Expiring 03/18/20	Citibank, N.A.	CLP	72,868	93,841	90,993	2,848	—
Expiring 03/18/20	Citibank, N.A.	CLP	60,747	78,900	75,857	3,043	—
Expiring 03/18/20	Citibank, N.A.	CLP	54,830	71,080	68,469	2,611	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	68,026	88,400	84,948	3,452	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	344,753	434,759	430,510	4,249	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	95,716	127,458	119,525	7,933	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	37,271	48,119	46,542	1,577	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	100,295	129,000	125,243	3,757	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	78,278	105,000	97,749	7,251	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	291,323	366,721	363,789	2,932	—
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	305,728	6,272	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	1,717	246,000	245,204	796	—
Expiring 02/14/20	Citibank, N.A.	CNH	2,433	345,000	347,476	—	(2,476)
Expiring 02/14/20	Credit Suisse International	CNH	1,903	275,000	271,743	3,257	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	1,799	257,000	256,900	100	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	2,256	320,000	322,087	—	(2,087)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	4,353	646,000	621,283	24,717	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	$ 299,505	$ 294,216	$ 5,289	$ —
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	229,366	70,000	66,871	3,129	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	2,880,764	831,533	839,882	—	(8,349)
Expiring 03/18/20	UBS AG	COP	228,509	67,000	66,621	379	—
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	2,086	91,000	91,740	—	(740)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	690	840,696	766,557	74,139	—
Expiring 02/28/20	Bank of America, N.A.	EUR	67	75,000	74,440	560	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	1,423	1,795,684	1,580,885	214,799	—
Expiring 02/28/20	HSBC Bank USA, N.A.	EUR	77	85,000	85,209	—	(209)
Expiring 04/15/20	Bank of America, N.A.	EUR	180	200,832	200,788	44	—
Expiring 04/15/20	Barclays Bank PLC	EUR	142	157,000	158,322	—	(1,322)
Expiring 04/15/20	BNP Paribas S.A.	EUR	152	168,000	169,369	—	(1,369)
Expiring 04/15/20	Deutsche Bank AG	EUR	3,896	4,368,143	4,341,465	26,678	—
Expiring 04/15/20	Deutsche Bank AG	EUR	490	545,404	546,051	—	(647)
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	412	458,995	459,555	—	(560)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	6,543	7,321,617	7,290,460	31,157	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,087	1,219,131	1,211,508	7,623	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	600	666,500	668,532	—	(2,032)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	267	296,119	297,577	—	(1,458)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	131	145,973	145,874	99	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,770	115,569	7,201	—
Expiring 07/29/20	UBS AG	EUR	148	179,851	165,467	14,384	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	107	119,728	120,154	—	(426)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	67	74,755	75,005	—	(250)
Expiring 12/02/20	Citibank, N.A.	EUR	5,102	5,785,046	5,758,675	26,371	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	151,617	509,354	499,885	9,469	—
Indian Rupee,
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	6,498	89,000	90,479	—	(1,479)
Expiring 03/18/20	Citibank, N.A.	INR	13,016	180,000	180,733	—	(733)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	19,102	$ 264,000	$ 265,240	$ —	$ (1,240)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	9,740	134,950	135,253	—	(303)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	9,939	137,000	138,005	—	(1,005)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	267,392	—	(9,392)
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	138,140	—	(5,140)
Expiring 02/26/21	Bank of America, N.A.	INR	10,391	138,000	138,808	—	(808)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,000	51,341	—	(1,341)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	591,511	—	(4,511)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	1,371,677	97,000	98,834	—	(1,834)
Expiring 03/18/20	Citibank, N.A.	IDR	974,890	70,000	70,244	—	(244)
Expiring 03/18/20	Goldman Sachs International	IDR	10,736,280	752,525	773,585	—	(21,060)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,804,979	128,000	130,055	—	(2,055)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	2,146,637	153,000	154,672	—	(1,672)
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	446	128,000	129,369	—	(1,369)
Expiring 02/28/20	Citibank, N.A.	ILS	1,232	353,000	357,471	—	(4,471)
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	326	94,000	94,535	—	(535)
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	156	45,242	45,342	—	(100)
Expiring 03/18/20	Bank of America, N.A.	ILS	720	207,000	209,043	—	(2,043)
Expiring 03/18/20	Barclays Bank PLC	ILS	506	146,600	146,921	—	(321)
Expiring 03/18/20	Citibank, N.A.	ILS	503	145,900	146,130	—	(230)
Expiring 03/18/20	Goldman Sachs International	ILS	754	218,000	218,889	—	(889)
Expiring 06/30/20	Citibank, N.A.	ILS	3,406	993,000	994,156	—	(1,156)
Expiring 06/30/21	Citibank, N.A.	ILS	1,633	485,000	484,143	857	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	69,890	647,018	645,962	1,056	—
Expiring 02/28/20	Bank of America, N.A.	JPY	21,604	198,000	199,673	—	(1,673)
Expiring 02/28/20	Bank of America, N.A.	JPY	16,611	152,000	153,528	—	(1,528)
Expiring 02/28/20	Bank of America, N.A.	JPY	13,191	120,000	121,915	—	(1,915)
Expiring 02/28/20	Bank of America, N.A.	JPY	10,178	94,000	94,072	—	(72)
Expiring 02/28/20	Bank of America, N.A.	JPY	6,009	55,000	55,542	—	(542)
Expiring 02/28/20	Bank of America, N.A.	JPY	4,962	46,000	45,858	142	—
Expiring 02/28/20	Citibank, N.A.	JPY	50,201	472,922	463,989	8,933	—
Expiring 02/28/20	Citibank, N.A.	JPY	23,741	216,000	219,429	—	(3,429)
Expiring 02/28/20	Citibank, N.A.	JPY	18,092	167,000	167,214	—	(214)
Expiring 02/28/20	Citibank, N.A.	JPY	11,277	104,000	104,228	—	(228)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	26,400	$ 244,000	$ 244,007	$ —	$ (7)
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	JPY	15,456	142,000	142,857	—	(857)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	21,587	198,000	199,523	—	(1,523)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	8,481	78,000	78,384	—	(384)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	8,000	74,000	73,944	56	—
Expiring 03/31/20	Citibank, N.A.	JPY	4,055	38,000	37,549	451	—
Expiring 04/15/20	Bank of America, N.A.	JPY	23,430	217,000	217,140	—	(140)
Expiring 04/15/20	Barclays Bank PLC	JPY	14,000	128,000	129,747	—	(1,747)
Expiring 04/15/20	Citibank, N.A.	JPY	14,903	137,900	138,119	—	(219)
Expiring 07/29/20	Deutsche Bank AG	JPY	22,383	215,000	208,542	6,458	—
Expiring 11/27/20	Bank of America, N.A.	JPY	35,266	330,000	330,514	—	(514)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	309,943	6,660	—
Expiring 12/30/20	Bank of America, N.A.	JPY	30,753	296,616	288,709	7,907	—
Expiring 01/29/21	Bank of America, N.A.	JPY	37,389	353,000	351,556	1,444	—
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	711,854	29,146	—
Expiring 01/29/21	Deutsche Bank AG	JPY	57,595	548,135	541,547	6,588	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	1,057,352	4,648	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	272,781	14,050	—
Malaysian Ringgit,
Expiring 03/18/20	Barclays Bank PLC	MYR	263	62,843	63,875	—	(1,032)
Mexican Peso,
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	4,589	228,000	241,867	—	(13,867)
Expiring 03/18/20	Citibank, N.A.	MXN	4,251	214,000	223,372	—	(9,372)
Expiring 03/18/20	Citibank, N.A.	MXN	2,710	142,814	142,400	414	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	2,613	137,604	137,290	314	—
Expiring 04/30/20	Citibank, N.A.	MXN	17,592	844,000	918,796	—	(74,796)
Expiring 04/30/20	Citibank, N.A.	MXN	2,652	134,694	138,510	—	(3,816)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	85,299	—	(13,299)
Expiring 05/29/20	Citibank, N.A.	MXN	3,893	196,858	202,485	—	(5,627)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	7,722	391,000	401,641	—	(10,641)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	1,022,740	—	(143,740)
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	353,875	—	(18,875)
Expiring 04/29/21	Citibank, N.A.	MXN	3,848	185,928	190,979	—	(5,051)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	10,026	463,000	497,672	—	(34,672)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	5,811	$ 272,000	$ 288,453	$ —	$ (16,453)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,702	877,129	—	(32,427)
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	10,300	345,000	339,863	5,137	—
Expiring 03/18/20	Barclays Bank PLC	TWD	1,786	59,042	58,948	94	—
Expiring 03/18/20	Barclays Bank PLC	TWD	1,536	51,658	50,679	979	—
Expiring 03/18/20	Citibank, N.A.	TWD	9,145	307,000	301,738	5,262	—
Expiring 03/18/20	Citibank, N.A.	TWD	1,538	51,426	50,760	666	—
Expiring 03/18/20	Credit Suisse International	TWD	9,190	307,000	303,239	3,761	—
Expiring 03/18/20	Credit Suisse International	TWD	8,271	278,000	272,921	5,079	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	12,692	426,000	418,781	7,219	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	11,700	394,000	386,053	7,947	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	8,091	270,000	266,969	3,031	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	7,618	255,000	251,356	3,644	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	1,640	1,083,012	1,061,048	21,964	—
Expiring 04/17/20	BNP Paribas S.A.	NZD	138	90,000	89,179	821	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	204	134,000	132,248	1,752	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	713	79,077	77,562	1,515	—
Expiring 04/15/20	BNP Paribas S.A.	NOK	1,227	133,000	133,469	—	(469)
Expiring 04/15/20	Deutsche Bank AG	NOK	1,018	111,000	110,662	338	—
Peruvian Nuevo Sol,
Expiring 03/18/20	Citibank, N.A.	PEN	609	183,000	179,643	3,357	—
Expiring 03/18/20	Citibank, N.A.	PEN	568	167,000	167,518	—	(518)
Expiring 03/18/20	Citibank, N.A.	PEN	554	166,000	163,200	2,800	—
Expiring 03/18/20	Citibank, N.A.	PEN	369	110,700	108,689	2,011	—
Expiring 03/18/20	Goldman Sachs International	PEN	1,283	378,723	378,251	472	—
Expiring 03/18/20	UBS AG	PEN	466	140,000	137,411	2,589	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	4,321	84,752	84,497	255	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	11,274	221,000	220,479	521	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	8,893	174,000	173,913	87	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	8,832	173,000	172,717	283	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	7,647	150,000	149,543	457	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	7,975	$ 157,000	$ 155,954	$ 1,046	$ —
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	606	156,000	156,583	—	(583)
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	9,531	151,000	148,308	2,692	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	9,249	149,685	143,927	5,758	—
Expiring 03/31/20	Citibank, N.A.	RUB	18,480	269,000	287,137	—	(18,137)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	19,030	251,390	295,682	—	(44,292)
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	772,000	857,423	—	(85,423)
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	240,524	—	(16,524)
Expiring 04/29/21	Deutsche Bank AG	RUB	13,019	192,000	193,434	—	(1,434)
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	563	415,824	412,370	3,454	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	506	373,000	370,928	2,072	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	4,032	271,353	266,978	4,375	—
Expiring 03/18/20	Citibank, N.A.	ZAR	1,347	93,000	89,184	3,816	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	1,574	108,000	104,241	3,759	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	693	47,750	45,910	1,840	—
Expiring 03/31/20	Barclays Bank PLC	ZAR	2,180	145,000	144,077	923	—
Expiring 03/31/20	Goldman Sachs International	ZAR	2,216	140,000	146,423	—	(6,423)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	4,510	295,053	298,049	—	(2,996)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	6,365	390,000	414,084	—	(24,084)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,529	163,086	163,226	—	(140)
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	74,366	—	(2,366)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	6,161	419,000	397,637	21,363	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	8,749	557,000	555,925	1,075	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	250,000	246,444	3,556	—
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	68,366	2,634	—
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	207,373	174,000	173,416	584	—
Expiring 02/28/20	Barclays Bank PLC	KRW	156,594	133,000	130,952	2,048	—
Expiring 02/28/20	Citibank, N.A.	KRW	65,846	55,000	55,064	—	(64)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	745,189	$ 621,250	$ 623,164	$ —	$ (1,914)
Expiring 03/18/20	Barclays Bank PLC	KRW	234,373	198,000	196,081	1,919	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	234,522	199,000	196,206	2,794	—
Expiring 03/18/20	Citibank, N.A.	KRW	179,502	154,000	150,176	3,824	—
Expiring 03/18/20	Goldman Sachs International	KRW	429,906	360,850	359,669	1,181	—
Expiring 03/18/20	Goldman Sachs International	KRW	180,287	156,000	150,832	5,168	—
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	199,500	168,000	166,906	1,094	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	205,636	172,000	172,040	—	(40)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	283,327	245,050	237,038	8,012	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	196,456	165,000	164,359	641	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	608,287	522,000	509,537	12,463	—
Expiring 10/30/20	Deutsche Bank AG	KRW	556,517	481,000	468,047	12,953	—
Expiring 07/30/21	Deutsche Bank AG	KRW	744,855	635,000	629,854	5,146	—
Swedish Krona,
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	1,306	137,000	136,184	816	—
Swiss Franc,
Expiring 04/15/20	Barclays Bank PLC	CHF	102	106,000	106,448	—	(448)
Expiring 04/15/20	BNP Paribas S.A.	CHF	1,252	1,296,873	1,306,524	—	(9,651)
Expiring 07/17/20	HSBC Bank USA, N.A.	CHF	120	125,000	126,116	—	(1,116)
Expiring 10/30/20	Bank of America, N.A.	CHF	475	503,000	502,388	612	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	168	177,435	177,936	—	(501)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	8,656	286,000	277,978	8,022	—
Expiring 03/18/20	Barclays Bank PLC	THB	6,480	215,000	208,107	6,893	—
Expiring 03/18/20	Citibank, N.A.	THB	6,332	210,000	203,341	6,659	—
Expiring 03/18/20	Credit Suisse International	THB	10,956	361,000	351,854	9,146	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	10,335	343,000	331,905	11,095	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	2,949	96,397	94,711	1,686	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	1,706	284,000	282,081	1,919	—
Expiring 03/18/20	Barclays Bank PLC	TRY	1,111	183,000	183,635	—	(635)
Expiring 03/18/20	Barclays Bank PLC	TRY	946	156,500	156,428	72	—
Expiring 03/18/20	Barclays Bank PLC	TRY	78	13,079	12,867	212	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	382	$ 65,034	$ 63,142	$ 1,892	$ —
Expiring 04/30/20	Citibank, N.A.	TRY	1,818	240,300	297,807	—	(57,507)
Expiring 04/30/20	Citibank, N.A.	TRY	815	126,202	133,542	—	(7,340)
Expiring 04/30/20	Citibank, N.A.	TRY	251	35,000	41,189	—	(6,189)
Expiring 04/30/20	Goldman Sachs International	TRY	3,062	531,000	501,526	29,474	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	530	82,000	86,813	—	(4,813)
Expiring 06/30/20	Barclays Bank PLC	TRY	2,011	283,348	325,100	—	(41,752)
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	253,820	—	(90,820)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	36,920	—	(13,156)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	105,000	124,513	—	(19,513)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	551,000	586,850	—	(35,850)
Expiring 07/29/20	Citibank, N.A.	TRY	1,761	287,000	282,878	4,122	—
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	44,288	—	(7,288)
Expiring 10/30/20	Goldman Sachs International	TRY	284	41,000	44,822	—	(3,822)
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	250,781	—	(49,781)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	134,425	—	(30,337)
Expiring 02/26/21	Goldman Sachs International	TRY	1,152	173,000	176,721	—	(3,721)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	174,821	—	(37,909)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	598,179	—	(58,179)
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	84,989	—	(8,989)
				$94,400,019	$94,371,052	1,396,912	(1,367,945)
						$3,012,173	$(2,537,122)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/20	Buy	JPY	76,480	AUD	1,015	$ 27,093	$ —	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
03/31/20	Buy	EUR	443	ZAR	7,484	$ —	$ (1,451)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	8,528	EUR	459	52,617	—	Morgan Stanley & Co. International PLC
04/15/20	Buy	HUF	34,776	EUR	103	—	(133)	Barclays Bank PLC
04/15/20	Buy	HUF	36,059	EUR	107	—	(636)	Barclays Bank PLC
04/15/20	Buy	NOK	2,988	EUR	295	—	(4,159)	Barclays Bank PLC
04/30/20	Buy	EUR	520	TRY	3,922	—	(62,559)	Goldman Sachs International
04/30/20	Buy	TRY	5,147	EUR	559	219,604	—	BNP Paribas S.A.
07/29/20	Buy	EUR	603	TRY	5,835	—	(261,201)	BNP Paribas S.A.
07/29/20	Buy	TRY	4,271	EUR	351	292,470	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	208	ZAR	4,012	—	(26,411)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	2,062	—	Goldman Sachs International
09/30/20	Buy	JPY	4,712	GBP	36	—	(3,795)	Bank of America, N.A.
09/30/20	Buy	JPY	28,186	GBP	198	329	—	Bank of America, N.A.
10/30/20	Buy	EUR	1,080	GBP	948	—	(43,680)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	740	EUR	861	13,256	—	Bank of America, N.A.
11/27/20	Buy	AUD	322	JPY	23,989	—	(8,056)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	35,665	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	—	(675)	Goldman Sachs International
12/23/20	Buy	EUR	71	ZAR	1,220	2,364	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	38	JPY	2,880	—	(1,438)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	1,658	—	Deutsche Bank AG
12/30/20	Buy	JPY	42,570	AUD	578	10,320	—	Deutsche Bank AG
01/29/21	Buy	AUD	117	JPY	8,509	—	(1,158)	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	278	JPY	20,286	—	(4,130)	Deutsche Bank AG
05/28/21	Buy	JPY	28,854	AUD	416	—	(8,016)	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	564	JPY	38,930	11,912	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	52,201	AUD	722	7,167	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	367	JPY	24,589	6,906	—	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/31/23	Buy	JPY	9,277	AUD	133	$ 1,107	$ —	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(2,581)	Morgan Stanley & Co. International PLC
						$684,530	$(430,079)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil (D01)	12/20/22	1.000%(Q)	750	0.616%	$ 9,066	$ —	$ 9,066	Citibank, N.A.
Government of Malaysia (D01)	12/20/22	1.000%(Q)	150	0.215%	3,537	—	3,537	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	500	0.196%	12,068	—	12,068	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	150	151.012%	(92,159)	—	(92,159)	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	150	0.294%	3,195	—	3,195	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	200	0.451%	3,362	—	3,362	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	200	0.353%	3,920	—	3,920	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	150	0.223%	3,506	—	3,506	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	150	0.231%	3,468	—	3,468	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	150	0.229%	3,477	—	3,477	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D01)	12/20/22	1.000%(Q)	450	1.292%	$ (3,149)	$ —	$ (3,149)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	750	1.816%	(16,175)	—	(16,175)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	450	0.354%	8,817	—	8,817	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	650	0.472%	10,536	—	10,536	Citibank, N.A.
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	200	0.404%	5,901	(206)	6,107	Barclays Bank PLC
Federal Republic of Brazil (D02)	12/20/24	1.000%(Q)	1,200	1.041%	(872)	(1,236)	364	Barclays Bank PLC
Government of Malaysia (D02)	12/20/24	1.000%(Q)	400	0.420%	11,468	(412)	11,880	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	200	0.670%	3,354	(206)	3,560	Barclays Bank PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	900	0.418%	25,893	(927)	26,820	Barclays Bank PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	500	140.467%	(309,071)	(515)	(308,556)	Barclays Bank PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	200	0.509%	4,891	(206)	5,097	Barclays Bank PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	500	0.820%	4,820	(515)	5,335	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	800	0.672%	13,286	(824)	14,110	Barclays Bank PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	200	61.067%	(130,382)	(206)	(130,176)	Barclays Bank PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	200	0.461%	5,354	(206)	5,560	Barclays Bank PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	200	0.478%	5,186	(206)	5,392	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D02)	12/20/24	1.000%(Q)	200	0.412%	$ 5,807	$ (206)	$ 6,013	Barclays Bank PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	900	1.851%	(33,974)	(927)	(33,047)	Barclays Bank PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	1,200	2.415%	(75,062)	(1,236)	(73,826)	Barclays Bank PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	800	0.646%	14,318	(824)	15,142	Barclays Bank PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	200	0.453%	5,424	(206)	5,630	Barclays Bank PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	1,200	0.842%	10,348	(1,236)	11,584	Barclays Bank PLC
					$(479,842)	$(10,300)	$(469,542)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	4,850	$ 46,743	$(1,325)	$ 48,068	Citibank, N.A.
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	10,000	423,461	(8,184)	431,645	Barclays Bank PLC
				$470,204	$(9,509)	$479,713
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	70	$ (643)	$ (450)	$ (193)	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ (1,221)	$ 4,535	$ (5,756)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		300	(4,075)	19,667	(23,742)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,834)	(1,722)	(1,112)	Bank of America, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		395	234,971	225,726	9,245	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		575	(9,799)	5,617	(15,416)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	(4,002)	2,447	(6,449)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		100	(1,704)	1,096	(2,800)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	1,059	6,515	(5,456)	Barclays Bank PLC
					$211,752	$263,431	$(51,679)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco do Brasil SA	12/20/20	1.000%(Q)		200	0.731%	$ 715	$ —	$ 715	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.146%	504	363	141	Citibank, N.A.
Federal Republic of Brazil	12/20/20	1.000%(Q)		500	0.398%	3,274	(11,140)	14,414	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)		230	2.495%	(9,001)	(19,062)	10,061	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.784%	2,489	(22,314)	24,803	Bank of America, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)		1,000	0.194%	47,095	14,307	32,788	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)		500	0.194%	23,548	8,507	15,041	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)		250	0.283%	3,664	(1,859)	5,523	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)		250	0.094%	2,314	373	1,941	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)		700	0.212%	13,875	3,018	10,857	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		1,050	0.283%	26,291	7,456	18,835	Bank of America, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)		100	0.283%	$ 2,504	$ 1,054	$ 1,450	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)		750	0.471%	23,293	(9,676)	32,969	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)		250	0.336%	944	(186)	1,130	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)		750	0.080%	7,036	(70)	7,106	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/29	5.000%(Q)		395	129.274%	(236,118)	(237,468)	1,350	Citibank, N.A.
Republic of Chile	12/20/20	1.000%(Q)		500	0.156%	4,355	(424)	4,779	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)		500	0.239%	3,982	(3,871)	7,853	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)		750	0.061%	7,163	(3,784)	10,947	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)		545	0.442%	10,735	(2,373)	13,108	Citibank, N.A.
Republic of Ireland	12/20/25	1.000%(Q)		500	0.265%	21,469	5,872	15,597	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)		500	0.265%	21,469	5,068	16,401	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)		200	0.294%	9,523	(132)	9,655	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)		250	0.090%	2,323	527	1,796	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)		250	0.303%	1,847	16	1,831	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	EUR	70	0.263%	608	429	179	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		575	0.814%	4,205	(13,371)	17,576	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		100	0.814%	731	(3,656)	4,387	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)		750	1.234%	(8,710)	(16,816)	8,106	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)		500	1.234%	(5,806)	(11,515)	5,709	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		230	0.347%	5,279	—	5,279	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)		100	0.192%	2,031	424	1,607	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Peru	12/20/20	1.000%(Q)	500	0.114%	$ 4,540	$ (2,515)	$ 7,055	Deutsche Bank AG
Republic of South Africa	12/20/20	1.000%(Q)	375	0.697%	1,456	(4,442)	5,898	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.573%	(5,016)	(10,459)	5,443	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	0.677%	2,539	(6,830)	9,369	Deutsche Bank AG
Republic of Turkey	06/20/23	1.000%(Q)	500	2.002%	(15,607)	(50,079)	34,472	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	2.002%	(6,243)	(19,534)	13,291	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	2.002%	(3,121)	(9,319)	6,198	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	3.323%	13,110	11,126	1,984	Deutsche Bank AG
Russian Federation	12/20/20	1.000%(Q)	375	0.175%	3,201	(4,556)	7,757	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.253%	7,223	(10,054)	17,277	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.428%	7,071	(3,819)	10,890	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.428%	1,010	(651)	1,661	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	0.943%	1,719	(23,698)	25,417	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	1.073%	(173)	(4,814)	4,641	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	1.494%	(4,191)	(9,705)	5,514	Goldman Sachs International
					$ 1,149	$(459,652)	$460,801

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	7,425	3.074%	$526,775	$660,526	$133,751

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	400	*	$ (42)	$ (206)	$ 164	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.437%	(4,339)	(9,942)	5,603	Citibank, N.A.
					$(4,381)	$(10,148)	$5,767
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)

Currency swap agreements outstanding at January 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citibank, N.A.	02/20/20	$730,194	$—	$730,194
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	(9,203)	—	(9,203)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(19,673)	—	(19,673)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(13,404)	—	(13,404)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	4,270	—	4,270
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(6,495)	—	(6,495)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(20,520)	—	(20,520)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(16,466)	—	(16,466)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(54,718)	—	(54,718)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(8,368)	—	(8,368)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(9,376)	—	(9,376)
							$576,241	$—	$576,241

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(18,294)	$(18,294)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	14,506	14,506
					$—	$ (3,788)	$ (3,788)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$ —	$ 71,166	$ 71,166
AUD	420	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	35,442	43,929	8,487
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	71,033	70,843
BRL	1,005	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	6,935	6,935
BRL	1,569	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	12,956	12,956
BRL	1,707	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	14,839	14,839
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	41,778	41,778
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	101,665	101,665
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	243,267	243,267
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	75,791	75,791
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	27,120	27,120
BRL	2,824	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	5,859	5,859
BRL	3,081	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	8,520	8,520
BRL	2,688	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	9,592	9,592
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	7,752	7,752
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	16,607	16,611
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	(8,076)	(8,076)
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	(17,336)	(17,339)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	$ —	$ 24,414	$ 24,414
CHF	100	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	8,346	14,562	6,216
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	24,286	22,206	(2,080)
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(15,981)	(15,981)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	433	433
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,273	4,273
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,655	5,655
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,920	2,920
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10	15,165	15,155
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,815	2,818
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	3,628	3,630
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,199	3,200
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	9,972	9,983
COP	1,364,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	804	31,199	30,395
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	5,768	5,768
CZK	64,710	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(29,955)	(29,955)
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(14,878)	(14,878)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(13,828)	(13,828)
CZK	20,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	1,582	1,582
CZK	39,580	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	4,185	4,185
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(1,589)	(1,589)
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	5,798	5,798
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	7,696	7,696
CZK	8,340	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(3,019)	(3,019)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	16,480	01/28/30	1.587%(A)	6 Month PRIBOR(1)(S)	$ —	$ (7,036)	$ (7,036)
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	34,350	34,350
EUR	2,015	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(15,099)	(16,763)	(1,664)
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	(15,441)	(20,084)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(7,019)	(7,019)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(26,015)	(26,015)
EUR	690	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(16,830)	(25,587)	(8,757)
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	(98,534)	(98,534)
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	913	(18,409)	(19,322)
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	25,721	25,721
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	(24,525)	(33,083)
EUR	1,845	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(43,985)	(176,110)	(132,125)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	13,662	18,279
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	34,672	36,463
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	39,652	37,702
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	15,384	18,530
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	106,232	106,232
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	36,048	36,048
EUR	225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(5,476)	32,089	37,565
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	(33,944)	(46,961)
EUR	90	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	19,652	24,472	4,820
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	(4,993)	(4,993)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	410	05/08/28	1.100%(S)	6 Month GBP LIBOR(2)(S)	$ (19,489)	$ 17,610	$ 37,099
GBP	855	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(17,597)	(17,597)
GBP	100	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(1,001)	(7,539)	(6,538)
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	875	875
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	1,068	1,068
HKD	4,660	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(26)	4,675	4,701
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	6,415	6,764
HUF	113,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	—	2,157	2,157
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	25,750	44,950
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	76,574	76,574
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	7,751	7,751
HUF	168,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(14,024)	(14,024)
HUF	55,000	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	—	3,426	3,426
JPY	756,490	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(1,374)	(1,374)
JPY	191,720	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	229	229
JPY	115,675	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(4,163)	(3,136)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	42,550	42,550
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	6,624	6,624
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	21,267	21,267
JPY	20,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	3,295	18,755	15,460
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	5,567	16,952	11,385
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(265)	(265)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	40,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	$ 27,638	$ 31,520	$ 3,882
KRW	1,800,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	5,619	5,619
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	2,461	2,589	128
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	4,126	84,235	80,109
NOK	39,700	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	18	6,098	6,080
NOK	16,300	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(16)	(11,876)	(11,860)
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	14,866	14,866
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	3,478	12,728	9,250
NOK	2,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	(1,297)	(1,297)
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	1,969	(5,075)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	3,282	3,282
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	82,106	82,106
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	9,429	7,324
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	50,865	80,209	29,344
NZD	1,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(15,252)	(15,252)
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	19,297	19,297
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	17,341	17,341
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	18,031	18,031
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	3,578	3,578
PLN	3,820	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	6,742	6,742
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	5,526	3,582

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	$ —	$ 14,349	$ 14,349
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	1,074	1,074
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	14,195	14,195
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	17,095	17,095
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	1,631	1,631
SEK	2,600	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	5,402	19,726	14,324
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	5,307	5,307
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(9,402)	(9,402)
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	6,749	6,749
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(15,602)	(15,602)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	8,391	8,391
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	28,343	28,343
	5,790	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	22,221	22,221
	4,840	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(78)	20,422	20,500
	34,485	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	532,637	13,709	(518,928)
	3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	17,021	17,021
	4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	24,040	24,040
	955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	5,804	3,655
	2,150	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(278)	(2,844)	(2,566)
	10,090	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	9,793	3,440	(6,353)
	5,585	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	26,135	13,434	(12,701)
	1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	8,925	8,925

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	$ (32,236)	$ 18,038	$ 50,274
	1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(54,072)	(58,742)
	1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	(54,712)	(31,157)
	610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	(16,167)	(18,934)
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(30,665)	(30,665)
	870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(37,486)	(37,486)
	7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	(323,763)	(351,431)
	2,375	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,100	(113,009)	(124,109)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(41,035)	(41,035)
	5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,471)	(457,895)	(454,424)
	1,293	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(121,890)	(121,890)
	965	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,155)	(64,077)	(60,922)
	367	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(22,470)	(22,470)
	900	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	34	(63,539)	(63,573)
	15,879	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(12,349)	(574,266)	(561,917)
	657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	(27,925)	(36,981)
	525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	(25,394)	(27,938)
	395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(24,299)	(24,118)
	1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	90,659	105,290
	4,899	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(76,506)	(570,278)	(493,772)
	445	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(2,783)	(54,933)	(52,150)
	2,958	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	920	(100,996)	(101,916)
	115	05/11/45	2.500%(A)	1 Day USOIS(2)(A)	19,578	26,755	7,177
	770	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	113,717	(111,671)	(225,388)
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	17,057	17,057
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(60,801)	(60,801)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	$ (13,294)	$ 20,084	$ 33,378
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	21,288	21,369
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	18,763	18,787
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	17,877	17,912
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	24,724	24,724
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(28)	8,116	8,144
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	5,914	5,914
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(37)	9,926	9,963
					$679,730	$(1,142,135)	$(1,821,865)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$ 26,379	$ —	$ 26,379	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	16,384	—	16,384	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	7,324	—	7,324	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	11,594	—	11,594	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	7,078	—	7,078	Citibank, N.A.
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,830	(4)	5,834	UBS AG
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	29,341	—	29,341	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	$ 7,733	$ —	$ 7,733	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	9,205	—	9,205	Morgan Stanley & Co. International PLC
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	9,681	—	9,681	Citibank, N.A.
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	292	—	292	Morgan Stanley & Co. International PLC
COP	1,300,000	10/03/29	5.205%(Q)	1 Day COOIS(2)(Q)	940	—	940	Citibank, N.A.
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	7,813	—	7,813	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	7,714	—	7,714	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	49,693	—	49,693	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	33,813	—	33,813	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	22,885	—	22,885	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	18,619	(258)	18,877	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	3,159	—	3,159	Goldman Sachs International
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(1,220)	(35)	(1,185)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	3,276	(64)	3,340	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	1,959	34	1,925	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	317	54	263	Deutsche Bank AG
					$279,809	$(273)	$280,082

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).